Supplemental Cash Flow Information - Summary of Assets, Liabilities and Gain on Loss of Control after Deconsolidation (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Information About Unconsolidated Subsidiaries [Line Items]
Current assets		¥ 325,514	¥ 295,641
Cash and cash equivalents		256,978	217,345	¥ 123,606	¥ 134,698
Trade and other receivables		37,644	42,680
Inventories		4,887	4,740
Other non-current assets		639	872
Non-current assets		161,073	245,711
Current liabilities		(123,226)	(161,659)
Non-current liabilities		(154,847)	¥ (205,030)
LINE Mobile Corporation [member]
Disclosure of Information About Unconsolidated Subsidiaries [Line Items]
Current assets		2,646
Cash and cash equivalents	[1]	1,113
Trade and other receivables		1,277
Inventories		48
Other non-current assets		208
Non-current assets		270
Current liabilities		(4,083)
Non-current liabilities		(1)
Total		(1,168)
Fair value of investment owned by the Group		8,326
Gain on loss of control of subsidiaries	[2]	¥ 9,494

[1]	This amount is included in “Cash disposed on loss of control of subsidiary and business transfer” in the Group’s Consolidated Statements of Cash Flows.
[2]	This amount is included in “Other operating income” in the Group’s Consolidated Statements of Profit or Loss for the year ended December 31, 2018.